Commitment and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies
15	Commitment and Contingencies
As of December 31, 2024 and 2025, the Company did not have any capital commitments.